General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Feb. 07, 2022
General (Details) [Line Items]
Share issued (in Shares)		15,000
Cash and cash equivalents	$ 7,632
Operating loss	7,277
Cash flows from operating activities	$ (5,935)
Max-Planck-Gesellschaft zur Förderung der Wissenschaften [Member]
General (Details) [Line Items]
Shares Issued (in Shares)		6,000,000